Segments (Details 1)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Segment Reporting [Line Items]
Total revenues	$ 20,071,752	¥ 136,706,698	¥ 188,112,127
Mainland PRC [Member]
Segment Reporting [Line Items]
Total revenues	10,903,118	74,260,052	142,800,304
Hong Kong Revenues [Member]
Segment Reporting [Line Items]
Total revenues	$ 9,168,634	¥ 62,446,646	¥ 45,311,823